Consolidated Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–87.89%(b)(c)(d)
Aerospace & Defense–7.12%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (e)	-	10/03/2026	EUR	2,000	$1,917,789

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	9.01%	07/02/2029		$1,189	1,174,018

FDH Group Acquisition, Inc., Term Loan A (3 mo. SOFR + 7.00%)(f)(g)	12.05%	10/01/2025		22,359	22,001,511

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,551,739)(g)(h)	11.66%	07/18/2023		1,553	1,552,949

NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(g)(i)	0.00%	12/31/2026		1,642	1,642,458

Term Loan (1 mo. USD LIBOR + 4.11%)(g)	9.02%	12/31/2026		1,814	0

Term Loan (1 mo. USD LIBOR + 4.00%)(g)	9.14%	12/31/2026		1,775	0

					28,288,725

Automotive–7.99%
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	1,054	1,131,931

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	4,668	3,181,772

Muth Mirror Systems LLC
Revolver Loan (3 mo. USD LIBOR + 6.75%)(f)(g)	11.89%	04/23/2025		1,677	1,544,701

Term Loan (3 mo. USD LIBOR + 6.75%)(f)(g)	11.86%	04/23/2025		18,811	17,324,786

Transtar Industries, Inc., Term Loan A (3 mo. SOFR + 7.25%)(f)(g)	12.66%	01/22/2027		8,589	8,562,560

					31,745,750

Beverage & Tobacco–0.23%
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.76%	03/31/2028		1,813	897,646

Building & Development–1.48%
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	8.86%	07/06/2028	GBP	677	767,269

CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.25%)	7.02%	11/29/2025	EUR	768	801,234

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		534	409,309

LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	12/17/2027		126	115,906

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.00%	02/16/2029		2,098	1,636,042

Mayfair Mall LLC, Term Loan (1 mo. SONIA + 3.25%)(g)	8.55%	04/20/2024	GBP	921	838,123

Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	7.52%	12/15/2028	EUR	1,295	1,314,049

					5,881,932

Business Equipment & Services–14.00%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (3 mo. EURIBOR + 3.75%)	6.95%	05/12/2028	EUR	95	96,390

Checkout Holding Corp., Term Loan (1 mo. USD LIBOR + 10.00%)(g)	12.00%	06/30/2023		1	245

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.50%	08/08/2026		86	80,846

CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. SOFR + 6.25%)(f)(g)	11.45%	03/31/2026		8,105	7,683,558

Revolver Loan (3 mo. SOFR + 6.25%)(f)(g)	11.49%	03/31/2026		725	687,757

Revolver Loan(f)(g)(i)	0.00%	03/31/2026		536	508,342

Term Loan B (3 mo. SOFR + 6.25%)(f)(g)	11.45%	03/31/2026		8,346	7,912,192

Dun & Bradstreet Corp. (The)
Revolver Loan(e)(g)	-	09/11/2025		561	552,753

Revolver Loan(g)(i)	0.00%	09/11/2025		3,253	3,205,968

Lamark Media Group LLC
Delayed Draw Term Loan (6 mo. SOFR + 5.75%)(f)(g)	10.71%	10/14/2027		1,524	1,479,916

Revolver Loan (3 mo. SOFR + 5.75%)(f)(g)	10.92%	10/14/2027		764	741,812

Revolver Loan(f)(g)(i)	0.00%	10/14/2027		255	247,271

Term Loan B (3 mo. SOFR + 5.75%)(f)(g)	10.71%	10/14/2027		7,041	6,837,039

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Monitronics International, Inc.
DIP Term Loan A (1 mo. SOFR + 7.00%)(g)	12.33%	06/27/2023		$2,970	$2,925,453

DIP Term Loan B (1 mo. SOFR + 7.00%)(g)	12.33%	11/17/2023		995	979,690

Term Loan (Acquired 08/30/2019-01/28/2021; Cost $7,485,609)(h)(j)(k)	0.00%	03/29/2024		7,840	4,062,564

NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. SOFR + 6.50%)(f)(g)	11.55%	06/03/2024		184	182,064

Revolver Loan(f)(g)(i)	0.00%	06/03/2024		736	728,257

Term Loan (3 mo. SOFR + 6.50%)(f)(g)	11.55%	06/03/2024		8,829	8,741,145

Term Loan (3 mo. SOFR + 6.50%)(f)(g)	11.55%	06/03/2024		2,765	2,737,556

Term Loan (3 mo. SOFR + 6.50%)(f)(g)	11.55%	06/03/2024		1,677	1,660,576

Protect America
Revolver Loan(e)(g)	-	09/01/2024		1,300	1,208,597

Revolver Loan(g)(i)	0.00%	09/01/2024		87	80,872

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	9.68%	06/05/2028	GBP	1,376	1,479,071

UnitedLex Corp., Term Loan (3 mo. SOFR + 5.75%)(g)	11.05%	03/20/2027		937	819,965

Verra Mobility Corp., Term Loan B (1 mo. SOFR + 3.25%)	8.52%	03/19/2028		2	2,320

					55,642,219

Cable & Satellite Television–4.98%
CSC Holdings LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.56%	01/15/2028		1	240

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. USD LIBOR + 5.75%)(f)(g)	11.23%	08/31/2028		18,375	17,640,140

Term Loan B-2 (3 mo. USD LIBOR + 5.75%)(f)(g)	11.23%	08/31/2028		2,227	2,160,471

					19,800,851

Chemicals & Plastics–1.83%
Colouroz Investment LLC (Germany)
First Lien Term Loan C (3 mo. EURIBOR + 0.75%)	0.75%	09/21/2023	EUR	1	187

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(l)	5.75%	09/21/2024		32	13,916

Vertellus
Revolver Loan ( 1 mo. SOFR + 5.75%)(f)(g)	10.89%	12/22/2025		255	239,756

Revolver Loan(f)(g)(i)	0.00%	12/22/2025		441	413,754

Term Loan B (6 mo. SOFR + 5.75%)(f)(g)	10.84%	12/22/2027		6,879	6,603,384

					7,270,997

Conglomerates–0.13%
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(g)	10.19%	02/23/2029		245	243,575

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.91%	02/02/2026		297	274,497

					518,072

Containers & Glass Products–5.94%
Keg Logistics LLC
Revolver Loan (3 mo. USD LIBOR + 6.00%)(f)(g)	11.32%	11/23/2027		1,366	1,299,305

Revolver Loan(f)(g)(i)	0.00%	11/23/2027		496	471,430

Term Loan A (3 mo. USD LIBOR + 6.00%)(f)(g)	11.32%	11/23/2027		21,193	20,154,941

Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 04/29/2022; Cost $1,840,357)(h)	7.49%	10/31/2023	EUR	1,763	1,605,273

Mold-Rite Plastics LLC (Valcour Packaging LLC), Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		123	75,855

					23,606,804

Ecological Services & Equipment–0.23%
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(g)	13.77%	11/02/2028		1,509	913,078

Electronics & Electrical–4.82%
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.20%	10/02/2025	EUR	131	139,090

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		2,978	1,830,591

Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		1,502	1,191,456

Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		473	409,560

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(g)	11.04%	08/17/2028	GBP	525	$639,579

Term Loan (3 mo. USD LIBOR + 7.01%)(g)	12.02%	08/17/2028		$663	633,385

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		1,725	1,404,207

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-03/24/2021; Cost $3,677,484)(h)	11.41%	04/29/2026		3,475	3,092,816

Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 5.50%)(g)	8.85%	03/03/2028	EUR	1,267	1,257,783

Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B(e)	-	06/23/2028	EUR	2,000	1,995,647

Quest Software US Holdings, Inc., Second Lien Term Loan (3 mo. SOFR + 7.50%)	12.70%	01/20/2030		219	159,003

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 11.33% Cash Rate(l)	2.00%	12/07/2026		3,889	1,044,179

Sandvine Corp., Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.15%	11/02/2026		322	281,877

Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(g)	9.71%	05/31/2029	EUR	2,932	3,039,841

Term Loan B-2 (3 mo. SOFR + 6.25%)(g)	11.56%	05/31/2029		1,645	1,569,791

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		614	465,677

					19,154,482

Food Products–7.28%
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	4,013	3,639,194

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(f)(g)	11.41%	10/05/2026		4,228	3,927,509

Revolver Loan (3 mo. USD LIBOR + 6.25%)(f)(g)	11.55%	10/05/2026		1,346	1,250,223

Revolver Loan(f)(g)(i)	0.00%	10/05/2026		120	111,660

Term Loan (3 mo. SOFR + 7.00%)(f)(g)	11.41%	10/05/2026		4,112	3,820,171

Florida Food Products LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(g)	13.15%	10/08/2029		1,028	847,861

H-Food Holdings LLC
Incremental Term Loan B-3 (3 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		156	129,013

Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		19	15,444

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(g)	13.02%	09/22/2028		161	150,264

Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		155	150,947

Teasdale Foods, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(f)(g)	11.29%	12/18/2025		15,998	13,821,991

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	1,162	1,053,771

					28,918,048

Food Service–1.36%
Financiere Pax S.A.S., Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	5,512	5,411,314

Health Care–7.43%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Incremental Term Loan B (1 mo. SOFR + 4.50%)	9.65%	06/08/2028		955	914,616

MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. SOFR + 6.00%)(f)(g)	11.25%	01/29/2027		3,111	3,055,265

Delayed Draw Term Loan (1 mo. SOFR + 6.00%)(f)(g)	11.25%	01/29/2027		8,634	8,478,847

Term Loan B (1 mo. SOFR + 6.00%)(f)(g)	11.25%	01/29/2027		8,651	8,495,269

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(g)	11.90%	12/17/2029		638	382,730

SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. SOFR + 7.00%)(g)	12.09%	03/17/2027		3,134	3,071,201

Term Loan (1 mo. SOFR + 7.00%)(f)(g)	12.09%	03/17/2027		4,838	4,740,942

Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		431	381,645

					29,520,515

Home Furnishings–1.67%
Hilding Anders AB (Sweden)
PIK Term Loan; 12.00% PIK Rate, 2.84% Cash Rate(g)(l)	12.00%	12/31/2024	EUR	38	4

Term Loan(e)(g)	-	12/31/2024	EUR	5,480	586

Term Loan (6 mo. EURIBOR + 5.00%)(g)	8.65%	02/28/2026	EUR	4,912	3,439,398

Term Loan (6 mo. EURIBOR + 10.00%)(g)	13.62%	12/31/2026	EUR	374	361,217

Term Loan (6 mo. EURIBOR + 12.00%)(g)	12.00%	02/26/2027	EUR	4,702	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Home Furnishings–(continued)
Serta Simmons Bedding LLC
First Lien Term Loan(j)(k)	0.00%	08/10/2023		$1,268	$1,268,096

Second Lien Term Loan(j)(k)	0.00%	08/10/2023		2,706	1,510,901

Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.50%	10/30/2027		73	64,003

					6,644,205

Industrial Equipment–2.75%
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	10.40%	06/08/2029		1,670	1,465,250

DXP Enterprises, Inc., Term Loan (6 mo. SOFR + 5.25%)	10.44%	12/23/2027		608	607,576

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		207	190,000

Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.50%)(g)	8.46%	06/04/2026		660	597,002

Revolver Loan(g)(i)	0.00%	06/04/2026		1,506	1,362,982

Term Loan B (3 mo. USD LIBOR + 5.00%)	9.99%	12/04/2026		1,553	1,431,147

MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.95%	08/17/2029		58	57,725

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	03/08/2025		1,249	1,111,368

Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. SOFR + 3.00%)(g)	8.17%	02/28/2027		235	239,868

First Lien Term Loan (3 mo. SOFR + 5.50%)(g)	10.75%	02/28/2027		613	514,943

First Lien Term Loan (3 mo. SOFR + 7.00%)(g)	12.25%	02/28/2027		449	417,731

Tank Holding Corp.
Revolver Loan (1 mo. SOFR + 5.75%)(g)	12.75%	03/31/2028		9	8,294

Revolver Loan(g)(i)	0.00%	03/31/2028		168	157,580

Term Loan (1 mo. SOFR + 5.75%)	12.75%	03/31/2028		2,629	2,543,141

Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (3 mo. SOFR + 7.00%)(g)	12.13%	11/19/2029		258	208,053

					10,912,660

Leisure Goods, Activities & Movies–7.16%
Parques Reunidos (Piolin Bidco s.a.u) (Spain), Revolver Loan (g)(i)	0.00%	03/16/2026		1,034	1,050,443

Crown Finance US, Inc.
DIP Term Loan (1 mo. SOFR + 10.00%)	15.16%	09/07/2023		4,217	4,293,721

First Lien Term Loan (Acquired 02/27/2020-01/05/2022; Cost $2,575,895)(h)(j)(k)	0.00%	02/28/2025		2,849	641,554

First Lien Term Loan (Acquired 08/28/2020-03/01/2022; Cost $400,739)(h)(j)(k)	0.00%	02/28/2025	EUR	455	109,434

First Lien Term Loan (Acquired 10/18/2019-09/13/2021; Cost $2,584,903)(h)(j)(k)	0.00%	09/30/2026		2,719	612,306

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	8.45%	04/18/2025		1,106	1,061,834

Parques Reunidos (Piolin Bidco s.a.u) (Spain), Revolver Loan (1 mo. EURIBOR + 3.50%)(g)	6.66%	03/16/2026	EUR	1,425	1,447,249

Royal Caribbean Cruises
Revolver Loan(e)	-	04/05/2024		3,313	3,197,074

Revolver Loan(e)	-	04/12/2024		949	915,326

Revolver Loan(i)	0.00%	04/05/2024		249	240,525

Revolver Loan(i)	0.00%	04/12/2024		265	255,264

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	6.74%	02/27/2027	EUR	1,200	1,048,959

USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(f)(g)	8.00%	06/30/2025		808	808,166

Term Loan A(f)(g)(i)	0.00%	06/30/2025		1,028	1,028,329

Term Loan B (3 mo. SOFR + 4.75%)(f)(g)	9.80%	06/30/2025		10,544	10,544,072

Vue International Bidco PLC (United Kingdom), Term Loan (6 mo. EURIBOR + 8.00%)	11.36%	12/31/2027	EUR	2,111	1,207,110

					28,461,366

Lodging & Casinos–2.10%
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	2,321	2,404,871

Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	5,774	5,963,204

					8,368,075

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Nonferrous Metals & Minerals–0.20%
Form Technologies LLC, First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		$1,055	$788,487

Oil & Gas–2.89%
McDermott International Ltd.
LOC(i)	0.00%	06/30/2024		4,083	3,327,883

LOC (3 mo. USD LIBOR + 4.00%)(g)	5.18%	06/30/2024		1,801	1,260,900

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.15% Cash Rate(l)	3.00%	06/30/2025		960	653,817

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/30/2024		180	146,378

Petroleum GEO-Services ASA (Norway), Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/19/2024		579	573,842

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.15%	08/27/2026		5,552	5,540,066

					11,502,886

Publishing–1.30%
Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		2,334	2,209,850

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.50%	04/09/2029		3,340	2,957,581

					5,167,431

Radio & Television–0.05%
Diamond Sports Holdings LLC, Second Lien Term Loan (j)(k)	0.00%	08/24/2026		2,582	109,746

Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. SOFR + 2.50%)	7.65%	09/18/2026		1	316

Univision Communications, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%)	9.15%	06/10/2029		114	110,959

					221,021

Retailers (except Food & Drug)–1.01%
Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	849	879,000

Term Loan B-2 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	489	506,593

Term Loan B-3 (6 mo. EURIBOR + 5.50%)	8.27%	04/08/2026	EUR	692	716,485

Term Loan B-4 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	1,499	1,551,538

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	334	345,479

					3,999,095

Surface Transport–0.58%
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	9.70%	02/26/2027	EUR	2,370	2,296,329

Telecommunications–2.25%
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.50%	11/22/2028		29	26,918

MLN US HoldCo LLC (dba Mitel)
Second Lien Term Loan (3 mo. SOFR + 6.70%)	11.78%	11/01/2027		3,739	2,149,871

Term Loan (3 mo. SOFR + 6.44%)	11.52%	11/01/2027		1,591	1,405,255

Third Lien Term Loan (6 mo. SOFR + 9.25%)(g)	14.33%	11/01/2027		1,874	984,115

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026		2,338	1,425,413

U.S. Telepacific Corp., Term Loan (1 mo. SOFR + 8.35%)	13.41%	05/01/2026		1,952	555,756

Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. SOFR + 4.25%)	9.40%	03/09/2027		3,014	2,386,851

					8,934,179

Utilities–1.11%
Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	10/02/2025		794	756,784

Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	10.90%	02/01/2027		2,128	1,906,767

Term Loan C (1 mo. SOFR + 5.75%)	10.90%	02/01/2027		114	102,381

Nautilus Power LLC, Term Loan (3 mo. SOFR + 5.25%)	10.24%	11/16/2026		2,211	1,658,511

					4,424,443

Total Variable Rate Senior Loan Interests (Cost $395,104,433)					349,290,610

				Shares
Common Stocks & Other Equity Interests–13.80%(m)
Aerospace & Defense–0.38%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(g)(h)				221	1,495,999

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Shares	Value

Aerospace & Defense–(continued)
NAC Aviation 8 Ltd.(g)	51,776	$0

		1,495,999

Automotive–0.01%
ThermaSys Corp. (Acquired 12/31/2018; Cost $687,748)(g)(h)	980,474	29,414

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(g)	5,422	0

Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(g)(h)	2,338	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $285,788)(g)(h)	28	0

		0

Business Equipment & Services–1.89%
Checkout Holding Corp.(g)	8,573	0

My Alarm Center LLC, Class A(g)	47,742	7,519,463

		7,519,463

Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $56,094)(h)	13,797	97,269

Drugs–0.01%
Envigo RMS Holding Corp.	4,854	29,512

Electronics & Electrical–0.00%
Riverbed Technology, Inc.(g)	32,799	1,640

Financial Intermediaries–0.04%
JVMC Holdings Corp.(g)	2,144	107,203

JVMC Holdings Corp., Class A(g)	1,142	57,114

JVMC Holdings Corp., Class B(g)	3,334	33

		164,350

Industrial Equipment–0.12%
North American Lifting Holdings, Inc.	62,889	492,641

Leisure Goods, Activities & Movies–3.12%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(h)(j)	173,934	0

USF S&H Holdco LLC (Acquired 12/02/2019; Cost $8,016,709)(f)(g)(h)	11,114	12,380,106

Vue International Bidco PLC(g)	2,084,496	0

		12,380,106

Oil & Gas–7.80%
McDermott International Ltd.(g)	190,859	63,461

QuarterNorth Energy Holding, Inc.(g)	163,623	29,643,579

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(g)	26,541	400,238

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(g)	51,116	2,556

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(g)(h)	163,748	147,373

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $749,269)(g)(h)	72,413	1,992

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(h)	376,237	728,959

Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 04/03/2018; Cost $8,064)(h)	97,410	2,435

		30,990,593

Radio & Television–0.00%
iHeartMedia, Inc., Class B(g)	42	136

Retailers (except Food & Drug)–0.19%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $675,080)(h)	420	173,250

Toys R US, Inc.(g)	14	34,372

Vivarte S.A.S.(g)	1,181,133	561,061

		768,683

Surface Transport–0.22%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(g)(h)	8,956	295,548

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

				Shares	Value

Surface Transport–(continued)
Commercial Barge Line Co., Series A, Wts.				7,373	$184,325

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/12/2022; Cost $0)(g)(h)				70,060	32,841

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(g)(h)				59,072	36,920

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(h)				9,414	310,662

					860,296

Total Common Stocks & Other Equity Interests (Cost $67,216,041)					54,830,102

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.04%(n)
Automotive–0.65%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(o)(p)	13.01%	04/19/2026	SEK	15,000	1,250,944

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	7.49%	09/30/2028	EUR	1,346	1,344,193

					2,595,137

Building & Development–0.73%
Haya (Holdco2 PLC/Real Estate SAU) (Spain) (3 mo. EURIBOR + 9.00%)(p)	12.46%	11/30/2025	EUR	4,471	1,873,340

Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	1,828	1,045,363

					2,918,703

Cable & Satellite Television–0.53%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	2,932	2,101,132

Financial Intermediaries–6.08%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	8.25%	08/01/2024	EUR	8,976	6,657,732

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	9.50%	05/01/2026	EUR	4,278	3,637,055

Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	3,345	2,624,682

Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	791	788,010

Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	989	1,092,477

Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	1,082	1,103,702

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	7.95%	11/15/2027	EUR	3,000	2,965,397

Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	5,493	5,280,486

					24,149,541

Retailers (except Food & Drug)–1.05%
Kirk Beauty SUN GmbH, (Germany)(o)	9.00%	10/01/2026	EUR	5,209	4,161,632

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $50,964,965)					35,926,145

Asset-Backed Securities–2.56%(n)
Structured Products–2.56%
Adagio V CLO DAC, Series V-X, Class ER (Ireland) (3 mo. EURIBOR + 5.15%) (o)(p)	8.33%	10/15/2031	EUR	263	229,085

Babson Euro CLO B.V., Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%)(o)(p)	10.39%	04/15/2036	EUR	1,750	1,613,692

Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(o)(p)	10.26%	04/24/2034	EUR	1,023	966,079

CVC Cordatus Loan Fund XXIII DAC, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(o)(p)	10.52%	04/25/2036	EUR	2,127	2,158,030

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(o)(p)	9.25%	04/15/2035	EUR	2,041	1,924,443

Madison Park Euro Funding XV DAC, Series 15A, Class ER (Ireland) (3 mo. EURIBOR + 7.29%)(o)(p)	10.47%	07/15/2036	EUR	3,215	3,261,709

Total Asset-Backed Securities (Cost $11,322,438)					10,153,038

				Shares
Preferred Stocks–1.37%(m)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd. (Acquired 12/31/2018; Cost $218,662)(g)(h)				209	2

Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd.(g)				64,600	3,230

Financial Intermediaries–0.06%
JVMC Holdings Corp., Series A-2, Pfd.(g)				649	236,849

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

			Shares	Value

Oil & Gas–0.17%
McDermott International Ltd., Pfd.(g)			1,017	$661,234

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(g)(h)			288,393	10,382

				671,616

Surface Transport–1.14%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,659,232)(h)			26,310	644,595

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,744,101)(h)			27,657	677,596

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(h)			42,058	1,892,610

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(h)			29,536	1,329,120

				4,543,921

Total Preferred Stocks (Cost $5,598,773)				5,455,618

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.96%
Aerospace & Defense–0.18%
Rand Parent LLC (o)	8.50%	02/15/2030	$820	708,791

Air Transport–0.10%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $968,429)(g)(h)	5.75%	07/15/2025	415	404,724

Food Products–0.30%
Teasdale Foods, Inc. (Acquired 12/18/2020-03/31/2022; Cost $1,911,177)(f)(g)(h)	16.25%	06/18/2026	2,241	1,205,758

Radio & Television–0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co. (j)(k)(o)	0.00%	08/15/2026	1,631	72,605

Telecommunications–0.36%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (o)	7.75%	08/15/2028	1,758	1,431,109

Total U.S. Dollar Denominated Bonds & Notes (Cost $6,504,118)				3,822,987

Municipal Obligations–0.76%
Arizona–0.76%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration, LLC), Series 2022, RB (Cost $3,265,426)(o)	9.00%	01/01/2028	3,547	3,022,948

			Shares
Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(q)(r)			68,632	68,632

Invesco Treasury Portfolio, Institutional Class, 5.04%(q)(r)			45,755	45,755

Total Money Market Funds (Cost $114,387)				114,387

TOTAL INVESTMENTS IN SECURITIES–116.41% (Cost $540,090,581)				462,615,835

BORROWINGS–(19.88)%				(79,000,000)

OTHER ASSETS LESS LIABILITIES–3.47%				13,782,028

NET ASSETS–100.00%				$397,397,863

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Investment Abbreviations:

DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(f)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Restricted security. The aggregate value of these securities at May 31, 2023 was $33,574,451, which represented 8.45% of the Fund’s Net Assets.
(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $8,387,206, which represented 2.11% of the Fund’s Net Assets.

(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $49,441,296, which represented 12.44% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(q)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2023	at Cost	from Sales	Appreciation	Gain	May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,078,901	$29,872,576	$(32,882,845)	$-	$-	$ 68,632	$49,851
Invesco Treasury Portfolio, Institutional Class	2,052,601	19,915,051	(21,921,897)	-	-	45,755	33,145
Total	$5,131,502	$49,787,627	$(54,804,742)	$-	$-	$114,387	$82,996

(r)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

The aggregate value of securities considered illiquid at May 31, 2023 was $294,810,804 which represented 74.19% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/30/2023	Bank of America, N.A.	NOK	1,711	USD	162	$8

06/30/2023	Bank of New York Mellon (The)	EUR	25,361,772	USD	28,071,677	918,511

06/30/2023	Barclays Bank PLC	GBP	5,323,316	USD	6,643,220	17,309

06/30/2023	Barclays Bank PLC	SEK	14,041,773	USD	1,372,578	76,635

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement Date		Contract to				Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

06/30/2023	BNP Paribas S.A.	USD	6,776,596	GBP	5,472,883	$35,480

07/31/2023	BNP Paribas S.A.	EUR	25,352,778	USD	27,392,850	202,606

07/31/2023	BNP Paribas S.A.	NOK	1,711	USD	156	2

07/31/2023	BNP Paribas S.A.	SEK	13,664,264	USD	1,282,794	19,645

06/30/2023	Morgan Stanley and Co. International PLC	EUR	25,583,238	USD	28,263,916	873,640

06/30/2023	Morgan Stanley and Co. International PLC	GBP	5,403,973	USD	6,743,551	17,248

06/30/2023	Morgan Stanley and Co. International PLC	USD	6,675,381	GBP	5,391,198	35,022

06/30/2023	Royal Bank of Canada	GBP	500,000	USD	628,936	6,588

06/30/2023	Royal Bank of Canada	USD	6,819,516	GBP	5,506,146	33,963

07/31/2023	Royal Bank of Canada	EUR	25,838,358	USD	27,898,423	187,405

07/31/2023	State Street Bank & Trust Co.	EUR	25,163,578	USD	27,116,901	129,569

06/30/2023	Toronto-Dominion Bank (The)	EUR	25,361,772	USD	28,024,276	871,110

06/30/2023	Toronto-Dominion Bank (The)	GBP	5,403,973	USD	6,742,320	16,017

Subtotal–Appreciation						3,440,758

Currency Risk

06/30/2023	Barclays Bank PLC	USD	327,747	GBP	261,035	(2,837)

06/30/2023	BNP Paribas S.A.	USD	27,344,224	EUR	25,352,778	(200,687)

06/30/2023	BNP Paribas S.A.	USD	156	NOK	1,711	(2)

06/30/2023	BNP Paribas S.A.	USD	1,318,076	SEK	14,041,773	(22,132)

07/31/2023	BNP Paribas S.A.	GBP	5,472,883	USD	6,780,086	(35,670)

07/31/2023	Morgan Stanley and Co. International PLC	GBP	5,391,198	USD	6,678,835	(35,193)

06/30/2023	Royal Bank of Canada	USD	27,814,658	EUR	25,790,424	(202,562)

07/31/2023	Royal Bank of Canada	GBP	5,472,883	USD	6,781,887	(33,869)

06/30/2023	State Street Bank & Trust Co.	USD	27,068,461	EUR	25,163,578	(127,488)

Subtotal–Depreciation						(660,440)

Total Forward Foreign Currency Contracts						$2,780,318

Abbreviations:
EUR	- Euro
GBP	- British Pound Sterling
NOK	- Norwegian Krone
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$112,037,416	$237,253,194	$349,290,610

Common Stocks & Other Equity Interests	29,512	1,989,541	52,811,049	54,830,102

Non-U.S. Dollar Denominated Bonds & Notes	–	35,926,145	–	35,926,145

Asset-Backed Securities	–	10,153,038	–	10,153,038

Preferred Stocks	–	4,543,921	911,697	5,455,618

U.S. Dollar Denominated Bonds & Notes	–	2,212,505	1,610,482	3,822,987

Municipal Obligations	–	3,022,948	–	3,022,948

Money Market Funds	114,387	–	–	114,387

Total Investments in Securities	143,899	169,885,514	292,586,422	462,615,835

Other Investments - Assets*

Investments Matured	–	1,188,484	354,284	1,542,768

Forward Foreign Currency Contracts	–	3,440,758	–	3,440,758

	–	4,629,242	354,284	4,983,526

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(660,440)	–	(660,440)

Total Other Investments	–	3,968,802	354,284	4,323,086

Total Investments	$143,899	$173,854,316	$292,940,706	$466,938,921

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2023:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	02/28/23	at Cost	from Sales	Premiums	Gain	(Depreciation)	Level 3*	Level 3*	05/31/23

Variable Rate Senior Loan Interests	$290,670,988	$10,183,121	$(54,868,317)	$354,991	$638,142	$(3,134,973)	$3,040,231	$(9,630,989)	$237,253,194

Common Stocks & Other Equity Interests	57,005,087	–	–	–	–	(4,458,779)	301,761	(37,020)	52,811,049

U.S. Dollar Denominated Bonds & Notes	757,674	87,495	–	–	–	765,313	–	–	1,610,482

Preferred Stocks	931,492	426,570	(426,570)	–	–	(19,795)	–	–	911,697

Investments Matured	354,284	–	–	–	–	–	–	–	354,284

Total	$349,719,525	$10,697,186	$(55,294,887)	$354,991	$638,142	$(6,848,234)	$3,341,992	$(9,668,009)	$292,940,706

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 05/31/23	Technique	Inputs	Inputs	Input Used

QuarterNorth Energy, Inc.	$29,643,579	Enterprise Value	Barrel of Oil Equivalent Per Day	N/A	39,553	(a)

FDH Group Acquisition, Inc., Term Loan A	22,001,511	Valuation Service	N/A	N/A	N/A	(b)

Keg Logistics LLC, Term Loan A	20,154,941	Valuation Service	N/A	N/A	N/A	(b)

Lightning Finco Ltd. (LiveU), Term Loan B-1	17,640,140	Valuation Service	N/A	N/A	N/A	(b)

Muth Mirror Systems LLC, Term Loan	17,324,786	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan	13,821,991	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC	12,380,106	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC, Term Loan B	10,544,072	Valuation Service	N/A	N/A	N/A	(b)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	8,741,145	Valuation Service	N/A	N/A	N/A	(b)

Transtar Industries, Inc., Term Loan A	8,562,560	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Term Loan B	8,495,269	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Delayed Draw Term Loan	8,478,847	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Term Loan B	7,912,192	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	7,683,558	Valuation Service	N/A	N/A	N/A	(b)

My Alarm Center LLC, Class A	7,519,463	Broker Quote	N/A	N/A	N/A	(c)

Lamark Media Group LLC, Term Loan B	6,837,039	Valuation Service	N/A	N/A	N/A	(b)

Vertellus, Term Loan B	6,603,384	Valuation Service	N/A	N/A	N/A	(b)

SDB Holdco LLC, Term Loan	4,740,942	Valuation Service	N/A	N/A	N/A	(b)

(a)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes market comps, recent mergers & acquisitions transactions, barrel of oil equivalent per day and projected production. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(c)

Securities classified as Level 3 whose unadjusted values were provided by a broker and for which the inputs used in the broker quote supplied are unobservable. The Adviser reviews the broker statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Dynamic Credit Opportunity Fund